Income Tax - Movement of valuation allowance (Details)	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2017 CNY (¥)
Movement of the valuation allowance
Beginning Balance	¥ (48,546,568)	¥ (19,470,947)
Addition	(10,915,022)	(29,075,621)
Ending Balance	¥ (59,461,590)	(48,546,568)
Aggregate accumulated deficit		(159,389,093)	$ (34,663,746)	¥ (232,635,331)
VIEs and its subsidiaries | PRC
Movement of the valuation allowance
Aggregate accumulated deficit		¥ (181,186,071)		¥ (181,993,086)	¥ (60,423,016)